CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	$ 31,078	$ 59,583
Restricted Cash	2,283	3,719
Accounts Receivable, Net	26,287	20,474
Prepaid Expenses	4,319	5,975
Inventory	31,183	25,430
Voyages in Progress	11,178	23,997
Other Current Assets	2,582	3,484
Total Current Assets	108,910	142,662
Non-Current Assets
Vessels	768,584	735,134
Right of Use Assets	578	1,209
Other Non-Current Assets	1,124	878
Total Non-Current Assets	770,286	737,221
Total Assets	879,196	879,883
Current Liabilities
Accounts Payable	3,446	6,960
Accrued Voyage Expenses	11,748	11,315
Other Current Liabilities	10,858	14,439
Dividends Payable	12,528	0
Current Portion of Long-Term Debt	31,898	39,700
Total Current Liabilities	70,478	72,414
Non-Current Liabilities
Long-Term Debt	269,697	266,337
Operating Lease Liabilities	0	535
Other Non-Current Liabilities	717	615
Total Non-Current Liabilities	270,414	267,487
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 208,796,444 issued and outstanding at December 31, 2023 and December 31, 2022, respectively.	2,087	2,087
Additional Paid-in Capital	191,004	188,801
Contributed Surplus	404,823	507,134
Accumulated Other Comprehensive Loss	(2,094)	(1,813)
Retained Earnings (Accumulated Deficit)	(57,516)	(156,227)
Total Shareholders' Equity	538,304	539,982
Total Liabilities and Shareholders' Equity	$ 879,196	$ 879,883